ISSUED CAPITAL AND RESERVES - Major shareholders (Details)	Dec. 31, 2021 shares
ISSUED CAPITAL AND RESERVES
Free Float percentage	43.80%
Total percentage of common and voting shares	100.00%
Common shares
ISSUED CAPITAL AND RESERVES
Free Float (in shares)	770,158,572
Outstanding shares (in shares)	1,756,731,135
Share held by a subsidiary of the Company (in shares)	7,603,731
L1T VIP Holdings S.à r.l. (“LetterOne”)
ISSUED CAPITAL AND RESERVES
Percentage of common and voting shares	47.90%
L1T VIP Holdings S.à r.l. (“LetterOne”) | Common shares
ISSUED CAPITAL AND RESERVES
Total outstanding common shares (in shares)	840,625,001
Stichting Administratiekantoor Mobile Telecommunications Investor
ISSUED CAPITAL AND RESERVES
Percentage of common and voting shares	8.30%
Stichting Administratiekantoor Mobile Telecommunications Investor | Common shares
ISSUED CAPITAL AND RESERVES
Total outstanding common shares (in shares)	145,947,562